Commitments and Contingencies (Details) - Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts - CNY (¥) ¥ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts [Abstract]
Capital commitment for construction of schools	¥ 115	¥ 4,610